MAINLAND CHINA CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
MAINLAND CHINA CONTRIBUTION PLAN
Defined Contribution Plan, Cost	$ 289,416	$ 220,366	$ 173,050